Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives [Abstract]
Summary of Derivative
(1)	Derivatives as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current

		In millions of won
Derivative assets
Currency forward	￦	18,019	—	12,153	—
Currency swap		274,782	527,701	733,374	1,630,570
—Trading		196,013	347,689	372,445	1,159,600
—Hedging		78,769	180,012	360,929	470,970
Interest rate swap		12,124	129,570	9,571	176,138
—Trading		12,124	129,570	9,571	176,138
—Hedging		—	—	—	—
Others (*2, 3)		2,807	35,391	5,456	123,902

	￦	307,732	692,662	760,554	1,930,610

Derivative liabilities
Currency forward	￦	4,755	—	132	—
Currency swap		6,867	287,824	1,640	36,328
—Trading		6,867	264,260	1,640	31,433
—Hedging		—	23,564	—	4,895
Interest rate swap		—	48,238	127	76,356
—Trading		—	48,238	127	76,356
—Hedging		—	—	—	—
Others (*1,2)		6,757	97,793	22,015	148,227

	￦	18,379	433,855	23,914	260,911

(*1)
In relation to the agreement to purchase hybrid bonds issued by Samcheok Eco Materials Co., Ltd., an associate of the Company, the performance obligation as of December 31, 2024 which amounts to ￦26,422 million (￦18,752 million as of December 31, 2023) to the underwriter of the bonds was recorded as other derivative liabilities.

(*2)
The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives. In addition, the fair value of the derivatives regarding the power sales agreement of its subsidiary, Elara Energy Project, LLC, were recorded as other derivatives.

(*3)	The Company recorded the fair value of derivatives regarding the power supply agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivatives.

Currency Forward Contracts which are not Designated as Hedge Instruments
(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2024 are as follows:

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Woori Bank	2024.12.30	2025.01.03	￦	8,836	USD 6,000	￦	1,472.60
Woori Bank	2024.12.30	2025.01.06		7,363	USD 5,000		1,472.50
Morgan Stanley	2024.12.30	2025.01.10		17,645	USD 12,000		1,470.45
Kookmin Bank	2024.12.30	2025.01.14		17,640	USD 12,000		1,470.00
Busan Bank	2024.12.30	2025.01.16		17,622	USD 12,000		1,468.50
Korea Development Bank	2024.12.30	2025.01.17		17,627	USD 12,000		1,468.95
Shinhan Bank	2024.12.30	2025.01.21		17,619	USD 12,000		1,468.25
SMBC	2024.11.06	2025.01.13		22,201	USD 16,000		1,387.54
SMBC	2024.11.07	2025.01.13		12,559	USD 9,000		1,395.42
SMBC	2024.11.07	2025.01.31		12,551	USD 9,000		1,394.59
SMBC	2024.11.11	2025.01.07		12,529	USD 9,000		1,392.15
SMBC	2024.11.29	2025.02.07		13,917	USD 10,000		1,391.72
SMBC	2024.12.04	2025.01.31		12,692	USD 9,000		1,410.19
MUFG	2024.12.10	2025.02.13		11,395	USD 8,000		1,424.38
Mizuho Bank	2024.12.13	2025.01.07		12,886	USD 9,000		1,431.75
Korea Development Bank	2024.12.16	2025.01.07		27,247	USD 19,000		1,434.04
Hana Bank	2024.12.19	2025.01.23		13,032	USD 9,000		1,448.00
SMBC	2024.12.24	2025.02.07		36,283	USD 25,000		1,451.33
Shinhan Bank	2024.12.26	2025.01.07		10,238	USD 7,000		1,462.63
MUFG	2024.12.30	2025.01.23		11,755	USD 8,000		1,469.36
MUFG	2024.11.29	2025.01.02		1,951	USD 1,400		1,393.35
MUFG	2024.11.29	2025.01.03		3,622	USD 2,600		1,393.15
Kookmin Bank	2024.12.02	2025.01.06		7,001	USD 5,000		1,400.25
Nonghyup Bank	2024.12.03	2025.01.06		7,010	USD 5,000		1,401.90
MUFG	2024.12.03	2025.01.06		7,002	USD 5,000		1,400.35
JP Morgan	2024.12.18	2025.01.21		7,171	USD 5,000		1,434.15
MUFG	2024.12.20	2025.01.24		7,244	USD 5,000		1,448.75
Kookmin Bank	2024.12.20	2025.01.24		7,243	USD 5,000		1,448.60
MUFG	2024.12.23	2025.01.27		7,239	USD 5,000		1,447.80
Mizuho Bank	2024.12.23	2025.01.27		7,239	USD 5,000		1,447.80
JP Morgan	2024.12.24	2025.01.27		7,261	USD 5,000		1,452.15
Nonghyup Bank	2024.12.24	2025.01.27		7,261	USD 5,000		1,452.20
Woori Bank	2024.12.26	2025.01.31		7,309	USD 5,000		1,461.70
Hana Bank	2024.12.26	2025.01.31		7,308	USD 5,000		1,461.55
Nonghyup Bank	2024.12.27	2025.01.31		6,881	USD 4,670		1,473.35
Korea Citi Bank	2024.12.16	2025.01.13		2,865	USD 2,000		1,432.65
Korea Citi Bank	2024.12.19	2025.01.13		11,607	USD 8,000		1,450.88
Korea Citi Bank	2024.12.26	2025.01.27		5,911	USD 4,000		1,477.76
Korea Citi Bank	2024.12.26	2025.01.27		2,956	USD 2,000		1,477.76
Korea Citi Bank	2024.12.26	2025.01.27		2,927	USD 2,000		1,463.66
HSBC	2024.12.19	2025.01.23		4,350	USD 3,000		1,450.05
HSBC	2024.12.19	2025.01.23		4,348	USD 3,000		1,449.35
JP Morgan	2024.12.24	2025.01.24		30,058	USD 20,700		1,452.07
SMBC	2024.12.16	2025.01.13		5,733	USD 4,000		1,433.20
SMBC	2024.12.26	2025.01.27		8,791	USD 6,000		1,465.15

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
SMBC	2024.12.26	2025.01.27	￦	2,955	USD 2,000	￦	1,477.65
Nonghyup Bank	2024.12.09	2025.01.10		15	USD 10		1,433.60
Nonghyup Bank	2024.12.16	2025.01.13		2,867	USD 2,000		1,433.65
Busan Bank	2024.12.18	2025.01.13		4,515	USD 3,148		1,434.27
Hana Bank	2024.12.19	2025.01.13		8,704	USD 6,000		1,450.70
Woori Bank	2024.11.28	2025.02.03		4,619	USD 3,317		1,392.70
Standard Chartered	2024.11.28	2025.02.03		6,964	USD 5,000		1,392.80
Busan Bank	2024.11.28	2025.02.03		6,965	USD 5,000		1,392.90
JP Morgan	2024.11.28	2025.02.03		6,965	USD 5,000		1,392.90
HSBC	2024.12.20	2025.02.26		10,112	USD 7,000		1,444.50
Bank of America	2024.12.20	2025.02.26		8,667	USD 6,000		1,444.55
Shinhan Bank	2024.12.27	2025.03.05		8,798	USD 6,000		1,466.32
Hana Bank	2024.12.27	2025.03.05		10,264	USD 7,000		1,466.25
Woori Bank	2024.12.30	2025.03.05		7,356	USD 5,000		1,471.10
Hana Bank	2024.12.30	2025.03.05		8,797	USD 6,000		1,466.18
Shinhan Bank	2024.12.30	2025.03.05		7,325	USD 5,000		1,464.92
Busan Bank	2024.12.30	2025.03.05		4,395	USD 3,000		1,464.85

Currency Swap Contracts Which Are Not Designated As Hedge Instruments
(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2024 are as follows:

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
Counterparty			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Woori Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Korea Development Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2025		120,660	USD 100,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%		1,083.90
Woori Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Korea Development Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2022~2025		385,800	USD 300,000	3.11%	3.63%		1,286.00
Woori Bank	2022~2025		257,200	USD 200,000	3.12%	3.63%		1,286.00
JP Morgan	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Woori Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Kookmin Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Korea Development Bank	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
Hana Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
JP Morgan	2022~2026		141,910	USD 100,000	4.69%	5.38%		1,419.10
Woori Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
Korea Development Bank	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
Woori Bank	2022~2028		141,910	USD 100,000	5.13%	5.50%		1,419.10
Hana Bank	2023~2026		256,000	USD 200,000	3.97%	5.38%		1,280.00
Shinhan Bank	2023~2026		192,000	USD 150,000	3.99%	5.38%		1,280.00
Kookmin Bank	2023~2026		128,000	USD 100,000	4.03%	5.38%		1,280.00
Korea Development Bank	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
Bank of America	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Standard Chartered	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Woori Bank	2023~2026		192,000	USD 150,000	4.05%	5.38%		1,280.00
Shinhan Bank	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Kookmin Bank	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Korea Development Bank	2024~2027		864,890	USD 650,000	3.53%	4.88%		1,330.60
Bank of America	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Standard Chartered	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
IBK Securities Co., Ltd.	2024~2027		199,590	USD 150,000	3.53%	4.88%		1,330.60
Shinhan Bank	2024~2034		138,010	USD 100,000	3.64%	5.13%		1,380.10
Hana Bank	2024~2034		138,010	USD 100,000	3.69%	5.13%		1,380.10
Woori Bank	2024~2034		119,958	USD 86,920	3.74%	5.13%		1,380.10
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
Counterparty			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Shinhan Bank	2018~2028	￦	115,387	HKD 850,000	2.66%	3.35%	￦	135.75
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
Woori Bank	2021~2026		222,800	USD 200,000	0.93%	1.25%		1,114.00
Shinhan Bank	2021~2026		111,400	USD 100,000	0.92%	1.25%		1,114.00
Korea Development Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Nonghyup Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Woori Bank	2022~2027		262,000	USD 200,000	3.62%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2027		131,000	USD 100,000	3.63%	4.25%		1,310.00
Kookmin Bank	2022~2027		131,000	USD 100,000	3.62%	4.25%		1,310.00
Hana Bank	2022~2027		131,000	USD 100,000	3.61%	4.25%		1,310.00
Korea Development Bank	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2032		349,829	HKD 1,935,000	4.87%	5.16%		180.79
JP Morgan	2022~2032		75,194	HKD 415,000	5.00%	5.16%		181.19
Export-Import Bank of Korea	2023~2030		172,982	HKD 1,037,000	4.25%	4.51%		166.81
Hana Bank	2024~2028		128,940	USD 100,000	3.73%	5.00%		1,289.40
JP Morgan	2024~2028		128,940	USD 100,000	3.85%	5.00%		1,289.40
Korea Development Bank	2024~2028		257,880	USD 200,000	3.80%	5.00%		1,289.40
Korea Development Bank	2024~2028		128,940	USD 100,000	3.69%	5.00%		1,289.40
Hana Bank	2024~2029		138,540	USD 100,000	3.15%	4.63%		1,385.40
Shinhan Bank	2024~2029		138,540	USD 100,000	3.15%	4.63%		1,385.40
Kookmin Bank	2024~2029		138,540	USD 100,000	3.16%	4.63%		1,385.40
Woori Bank	2024~2029		138,540	USD 100,000	3.17%	4.63%		1,385.40
Korea Development Bank	2024~2029		138,540	USD 100,000	3.19%	4.63%		1,385.40

Currency Swap Contracts Which Are Designated As Hedge Instruments
(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2024 are as follows:

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Kookmin Bank	2020~2025	￦	118,780	USD 100,000	1.29%	2.13%	￦	1,187.80
Shinhan Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Hana Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Korea Development Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026		118,910	USD 100,000	0.62%	1.00%		1,189.10
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Kookmin Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Hana Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Woori Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
JP Morgan	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Korea Development Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Kookmin Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Shinhan Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Hana Bank	2021~2026		55,150	USD 50,000	0.48%	0.75%		1,103.00
Shinhan Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Nonghyup Bank	2023~2026		132,930	USD 100,000	4.05%	5.38%		1,329.30
Kookmin Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Woori Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Hana Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Korea Development Bank	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
JP Morgan	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Hana Bank	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Korea Development Bank	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80
Woori Bank	2022~2025		126,180	USD 100,000	2.85%	3.60%		1,261.80
Woori Bank	2023~2028		259,000	USD 200,000	3.83%	4.88%		1,295.00
Korea Development Bank	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00
Bank of America	2023~2028		64,750	USD 50,000	3.85%	4.88%		1,295.00

Interest Rate Swap Contracts Which Are Not Designated As Hedge Instruments
(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2024 are as follows:

Counterparty	Contract year		Contract amount	Contract interest rate per annum
				Pay	Receive
	In millions of won and thousands of foreign currencies
Nomura (*1)	2018~2038	￦	30,000	3M CD + 0.10%	3.75%
Shinhan Bank	2021~2025		100,000	2.32%	3M CD + 0.43%
Hana Bank	2022~2027		200,000	3.02%	3M CD + 0.61%
Hana Bank	2022~2027		200,000	3.04%	3M CD + 0.58%
Hana Bank	2022~2027		250,000	3.38%	3M CD + 0.59%
Nomura	2022~2027		200,000	3.55%	3M CD + 0.60%
Shinhan Bank	2022~2027		150,000	3.53%	3M CD + 0.55%
Hana Bank	2022~2027		200,000	3.70%	3M CD + 0.59%
Nomura	2022~2027		300,000	3.89%	3M CD + 0.67%
Hana Bank	2022~2027		200,000	3.93%	3M CD + 0.67%
Nomura	2022~2027		200,000	3.80%	3M CD + 0.68%
Nomura	2022~2027		300,000	4.04%	3M CD + 0.60%
Hana Bank	2022~2027		100,000	4.68%	3M CD + 1.04%
Hana Bank	2022~2027		100,000	5.45%	3M CD + 1.20%
Shinhan Bank	2023~2028		200,000	4.27%	3M CD + 0.76%
Shinhan Bank	2023~2028		50,000	4.27%	3M CD + 0.76%
Nomura	2023~2028		250,000	4.13%	3M CD + 0.73%
Hana Bank	2023~2028		200,000	3.74%	3M CD + 0.51%
Hana Bank	2023~2028		100,000	4.19%	3M CD + 0.50%
Shinhan Bank	2023~2028		300,000	3.81%	3M CD + 0.70%
Hana Bank	2023~2028		200,000	3.95%	3M CD + 0.50%
Shinhan Bank	2024~2029		200,000	3.84%	3M CD + 0.50%
Hana Bank	2024~2027		250,000	3.72%	3M CD + 0.34%
Hana Bank	2024~2027		250,000	3.77%	3M CD + 0.31%
Hana Bank	2024~2027		250,000	3.31%	3M CD + 0.31%
Hana Bank	2024~2027		200,000	3.46%	3M CD + 0.53%
Shinhan Bank	2024~2025		200,000	3.53%	3M CD + 0.35%
Nomura	2024~2027		200,000	3.38%	3M CD + 0.50%
Hana Bank	2024~2027		300,000	3.18%	3M CD + 0.53%
Shinhan Bank	2024~2025		100,000	3.29%	3M CD + 0.42%
Nomura	2017~2032		52,457	2.55% + Floating rate	2.60%
Nomura	2017~2032		59,423	2.57% + Floating rate	2.62%
Nomura (*2)	2021~2041		30,000	1.84%	2.60%
Nomura (*3)	2021~2041		50,000	1.87%	2.38%
ANZ	2022~2025		AUD 865	0.48%	3M BBSW + 0.05%
DBS Bank	2022~2025		AUD 865	0.48%	3M BBSW + 0.05%
Societe Generale	2022~2025		AUD 865	0.48%	3M BBSW + 0.05%
MUFG	2022~2048		USD 155,941	3M SOFR	3.71%
Mizuho Capital Markets LLC	2022~2048		USD 155,941	3M SOFR	1.05%
Mizuho Capital Markets LLC	2024~2025		USD 112,194	1M SOFR	4.20%
Rabobank	2022~2036		USD 37,130	1.83%	6M SOFR
Mizuho Capital Markets LLC	2024~2045		USD 80,116	3M USD Synthetic Libor	1.14%

(*1)	Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

(*2)	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.

(*3)	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.

Interest Rate Swap Contracts Which Are Designated As Hedge Instruments
(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2024 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In thousands of USD
Export-Import Bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Synthetic Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Synthetic Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Synthetic Libor
BNP Paribas	2009~2027	USD 35,221	4.16%	6M USD Synthetic Libor
KFW	2009~2027	USD 35,221	4.16%	6M USD Synthetic Libor
Export-Import Bank of Korea	2016~2036	USD 56,175	3.00%	6M USD Synthetic Libor

Disclosure of Gain Loss On Valuation And Transaction Derivatives
(7)
Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2022, 2023 and 2024 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income or loss:

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss) (*)
		2022	2023	2024	2022	2023	2024	2022	2023	2024

		In millions of won
Currency forward	￦	(20,570)	510	12,021	(2,710)	34,216	78,237	—	—	—
Currency swap		155,937	269,795	2,058,411	234,195	38,282	190,000	(102,969)	(11,411)	18,622
- Trading		(77,618)	181,342	1,403,564	104,572	(1,244)	163,231	—	—	—
- Hedging		233,555	88,453	654,847	129,623	39,526	26,769	(102,969)	(11,411)	18,622
Interest rate swap		66,341	(16,377)	21,270	(6,800)	10,400	18,834	37,917	2,893	1,684
- Trading		66,341	(16,377)	21,270	(6,800)	10,400	18,834	—	—	—
- Hedging		—	—	—	—	—	—	37,917	2,893	1,684
Other derivatives		22,510	(19,729)	12,009	—	6,761	15,586	—	—	—

	￦	224,218	234,199	2,103,711	224,685	89,659	302,657	(65,052)	(8,518)	20,306

(*)
Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦
(24,415) million, ￦(3,654) million and ￦11,870 million,
net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, respectively.